Organization and Principal Activities	12 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Nature of Operations

SKYCORP SOLAR GROUP LTD. (“Skycorp Solar Group,” “the Company”) was incorporated as an exempted holding company under the laws of the Cayman Islands on January 19, 2022. Skycorp Solar Group does not conduct any substantive operations on its own, but instead conducts its business operations through its wholly-owned subsidiary in the People’s Republic of China (the “PRC”) and the subsidiaries of such entity. Skycorp Solar Group and its subsidiaries are hereinafter collectively referred to as “the Company.” Skycorp Solar Group designs, develops, manufactures and sells solar PV products and solar power system solutions service, through its indirectly wholly-owned subsidiary, Ningbo Skycorp, and subsidiaries, Zhejiang Pntech and Ningbo Pntech. Skycorp Solar Group also provides High-Performance Computing (“HPC”) products, through its indirectly wholly-owned subsidiaries, Ningbo Dcloud Information and Zhejiang Skycorp.

Corporate Structure

Skycorp Solar Group Limited is a limited liability company incorporated under the laws of the Cayman Islands on January 19, 2022.

Skycorp Digital Limited is a limited liability company incorporated on February 16, 2022 under the laws of the BVI and a wholly owned subsidiary of Skycorp Solar Group Limited.

PN Skycorp Solar Limited is a limited liability company incorporated on April 24, 2025 under the laws of the USA and a wholly owned subsidiary of Skycorp Digital Limited.

PN Solar Solutions Limited is a limited liability company incorporated on May 15, 2025 under the laws of the USA and a wholly owned subsidiary of PN Skycorp Solar Limited.

GreenHash Limited is a limited liability company incorporated on March 30, 2022 under the laws of the Hong Kong and a wholly owned subsidiary of Skycorp Digital Limited.

Ningbo eZsolar Co., Ltd. (“WFOE”) is a limited liability company incorporated on June 29, 2023 under the laws of the PRC and a wholly owned subsidiary of GreenHash Limited.

Nanjing Skycorp Consulting Co., Ltd. (“WFOE”, former name is Guangzhou Skycorp Consulting Co., Ltd) is a limited liability company incorporated on July 14, 2020 under the laws of the PRC and a wholly owned subsidiary of GreenHash Limited.

Ningbo Skycorp Solar Co., Ltd. is a limited liability company incorporated on April 26, 2011 under the laws of the PRC with 49% equity interest owned by Ningbo eZsolar Co., Ltd. and 51% equity interest owned by Nanjing Skycorp Consulting Co., Ltd..

Nanjing Skycorp Solar Co., Ltd. is a limited liability company incorporated on July 21, 2025 under the laws of the PRC with 49% equity interest owned by Ningbo eZsolar Co., Ltd. and 51% equity interest owned by Nanjing Skycorp Consulting Co., Ltd..

Ningbo Skycorp Electric Power Development Co., Ltd is a limited liability company incorporated on September 3, 2025 under the laws of the PRC and a wholly owned subsidiary of Ningbo eZsolar Co., Ltd..

Ningbo Dcloud Information Technology Co., Ltd. is a limited liability company incorporated on July 27, 2015 under the laws of the PRC and a wholly owned subsidiary of Ningbo Skycorp Solar Co., Ltd..

Zhejiang Skycorp New Energy Co., Ltd. is a limited liability company incorporated on April 23, 2015 under the laws of the PRC and a wholly owned subsidiary of Ningbo Skycorp Solar Co., Ltd..

Zhejiang Pntech Technology Co., Ltd. is a limited liability company incorporated on April 26, 2021 under the laws of the PRC and with 65% equity interest owned by Ningbo Skycorp Solar Co., Ltd..

Ningbo Pntech New Energy Co., Ltd. is a limited liability company incorporated on April 22, 2011 under the laws of the PRC and with 75% equity interest owned by Ningbo Skycorp Solar Co., Ltd..

Huangshan Qiyu New Energy Co., Ltd is a limited liability company incorporated on March 27, 2024 under the laws of the PRC and wholly owned subsidiary of Zhejiang Pntech Technology Co., Ltd.. The company was deregistered on February 25, 2025.

Pntech (Shaoxing) New Energy Co., Ltd is a limited liability company incorporated on June 27, 2024 under the laws of the PRC with 49% equity interest owned by Zhejiang Skycorp New Energy Co., Ltd. and 51% equity interest owned by Zhejiang Pntech Technology Co., Ltd..

Ningbo Zhuoxing Logistics Co., Ltd. is a limited liability company incorporated on April 16, 2025 under the laws of the PRC and with 60% equity interest owned by Ningbo Skycorp Solar Co., Ltd..

Taizhou Yilu Technology Co., Ltd. is a limited liability company incorporated on August 25, 2025 under the laws of the PRC and wholly owned subsidiary of Ningbo Skycorp Solar Co., Ltd..

Ningbo Yijiaren New Energy Co., Ltd. is a limited liability company incorporated on April 26, 2021 under the laws of the PRC and wholly owned subsidiary of Ningbo Skycorp Solar Co., Ltd..

Details of the Company and its subsidiaries (together the “Company”) are set out in the table as follows:

Name of Company	Place of incorporation	Date of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Skycorp Solar Group Limited	Cayman Islands	January 19, 2022	Parent	Investment holding company
Skycorp Digital Limited	BVI	February 16, 2022	100%	Investment holding company
GreenHash Limited	Hong Kong	March 30, 2022	100%	Investment holding company
PN Skycorp Solar Limited	USA	April 24, 2025	100%	Investment holding company
PN Solar Solutions Limited	USA	May 15, 2025	100%	Investment holding company
Ningbo eZsolar Co., Ltd. (“Ningbo WFOE”)	PRC	June 29, 2023	100%	WFOE, a holding company
Nanjing Skycorp Consulting Co., Ltd.(former name: Guangzhou Skycorp Consulting Co., Ltd）	PRC	July 14, 2020	100%	WFOE, a holding company
Ningbo Skycorp Solar Co., Ltd. (“Ningbo Skycorp”)	PRC	April 26, 2011	100%	Operating entity for HPC severs and solar PV products
Nanjing Skycorp Solar Co., Ltd	PRC	July 21, 2025	100%	Operating entity for solar PV products
Ningbo Skycorp Electric Power Development Co., Ltd	PRC	September 3, 2025	100%	Power plant investment business
Ningbo Dcloud Information Technology Co., Ltd. (“Ningbo Dcloud Information”)	PRC	July 27, 2015	100%	Operating entity engaged in the sale of HPC servers
Zhejiang Skycorp New Energy Co., Ltd. (“Zhejiang Skycorp”)	PRC	April 23, 2015	100%	Operating entity engaged in the sale of HPC servers
Zhejiang Pntech Technology Co., Ltd. (“Zhejiang Pntech”)	PRC	April 26, 2021	65%	Operating entity and engages in the manufacture and sale of solar PV products
Ningbo Pntech New Energy Co., Ltd. (“Ningbo Pntech”)	PRC	April 22, 2011	75%	Operating entity engaged in the manufacture and sale of solar PV products
Pntech (Shaoxing) New Energy Co., Ltd(“Pntech Shaoxing”)	PRC	June 27, 2024	82.15%	Not actively engaged in any business.
Ningbo Zhuoxing Logistics Co., Ltd.	PRC	April 16, 2025	60%	Freight Forwarder
Taizhou Yilu Technology Co., Ltd.	PRC	August 25, 2025	100%	Not actively engaged in any business.
Ningbo Yijiaren New Energy Co., Ltd.	PRC	April 26, 2021	65%	Technical service